Segment Reporting - Summary of Total Long Lived Assets By Geographical Location (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule of long lived assets by geographical areas [Line item]
Long-lived assets	¥ 451,581	$ 70,863	¥ 134,502
PRC
Schedule of long lived assets by geographical areas [Line item]
Long-lived assets	405,544	63,639	106,087
United States
Schedule of long lived assets by geographical areas [Line item]
Long-lived assets	¥ 46,037	$ 7,224	¥ 28,415